Restricted Stock - Unearned Compensation (Details) (Restricted Stock [Member])	12 Months Ended
Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, maximum (in shares)	143,500
Issued shares (in shares)	53,256
Forfeited shares (in shares)	17,798
Remaining shares available for issue (in shares)	108,042
Cost recognition period	3 years